RISK MANAGEMENT - Liquidity Risk - Percentages in each country (Details)	12 Months Ended
Dec. 31, 2020
Colombia | Checking account and Savings accounts
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	8.00%
Colombia | Time deposits over than eighteen months
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	3.50%
Guatemala | Deposits and Capital raising
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	14.60%
El Salvador | Demand deposits One
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	15.00%
El Salvador | Demand deposits Two
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	12.00%
El Salvador | Debt securities
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	5.00%
El Salvador | Time deposits
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	12.00%
Honduras | Demand Deposits
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	12.00%
Honduras | Mandatory investment in local currency
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	9.00%
Honduras | Mandatory investment in foreign currency
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	24.00%
Nicaragua | Daily, Liabilities in local and foreign currency
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	10.00%
Nicaragua | Biweekly, Liabilities in local and foreign currency
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	15.00%
Costa Rica | Deposits in local and foreign currency
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	12.00%
Costa Rica | Capital raising in local and foreign currency
Disclosure of financial assets [line items]
Percentage of deposits to be maintained as reserves	15.00%